As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811-22708)

Brown Advisory Funds
(Exact name of Registrant as specified in charter)

901 South Bond Street Suite 400

Baltimore, MD 21231
(Address of principal executive offices) (Zip code)

Paul J. Chew

Principal Executive Officer

Brown Advisory Funds

901 South Bond Street Suite 400

Baltimore, MD 21231
(Name and address of agent for service)

(410) 537-5400

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Brown Advisory Emerging Markets Select Fund
Institutional Shares | BAFQX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Emerging Markets Select Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$116	1.10%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its regulatory benchmark, the MSCI Emerging Markets Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection drove the Fund’s underperformance while geographic allocation contributed slightly. Geographically, the biggest contributions were the Fund’s overweight allocations to two small markets, Hungary and Peru. This was partially offset by the negative impact of an overweight allocation to India. Stock selection was weakest within China, particularly in the Consumer Discretionary and Information Technology sectors.
POSITIONING
The Fund’s sub-advisers reacted differently to the opportunity set presented to them. Pzena trimmed Financials exposure as those holdings appreciated toward target prices and they continued to increase exposure to Korea and Hong Kong. Wellington increased exposure to China and Hong Kong while rotating capital out of Korea and India.
The Fund’s biggest geographic overweight is Singapore, while its biggest underweight is Africa and the Middle East. The Fund’s China and Hong Kong benchmark relative weight changed from a 1.74% overweight to a 0.48% underweight. The Fund’s biggest sector overweight was Consumer Discretionary while the biggest underweight was Materials.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Co., Ltd.
↑	Tencent Holdings Ltd
↑	Alibaba Group Holding Limited
↑	KB Financial Group Inc.
↑	WH Group Ltd. (HK)

Top Detractors
↓	Samsung Electronics Co., Ltd.
↓	Meituan Class B
↓	Sasol Limited
↓	Proya Cosmetics Co., Ltd. Class A
↓	Natura Cosmeticos SA
Brown Advisory Emerging Markets Select Fund	PAGE 1	TSR-AR-115233652

PERFORMANCE
The Fund posted positive returns for the period. Chinese equities rebounded in late 2024 on improved sentiment around fiscal and monetary support. In early 2025, broad emerging markets gained modestly, supported by optimism in China, Korea, and Brazil and a rally in Eastern Europe amid renewed hopes for a Ukraine-Russia resolution.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	11.76	8.97	4.29
MSCI Emerging Markets Index	15.29	6.81	4.81
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$664,911,235
Number of Holdings	105
Net Advisory Fee	$5,694,560
Portfolio Turnover	59%
Visit https://www.brownadvisory.com/mf/funds/emerging-markets-select-fund for recent performance information.
Brown Advisory Emerging Markets Select Fund	PAGE 2	TSR-AR-115233652

WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Financials	25.8%
Information Technology	22.0%
Consumer Discretionary	16.5%
Communication Services	8.4%
Consumer Staples	5.6%
Industrials	4.7%
Real Estate	4.7%
Materials	3.5%
Utilities	2.6%
Cash & Other	6.2%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co. Ltd.	4.5%
Alibaba Group Holding Ltd.	3.6%
HDFC Bank Ltd.	2.5%
iShares MSCI All Country Asia ex Japan Exchange Traded Fund	2.2%
First American Government Obligations Fund	1.8%
KB Financial Group, Inc.	1.8%
ICICI Bank Ltd.	1.7%
SK Hynix, Inc.	1.6%

Top 10 Countries	(%)
China	29.1%
India	19.2%
Taiwan	14.5%
South Korea	12.1%
United States	5.9%
Brazil	5.7%
Singapore	4.4%
Thailand	2.5%
Indonesia	2.4%
Hungary	1.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Emerging Markets Select Fund	PAGE 3	TSR-AR-115233652

Brown Advisory Emerging Markets Select Fund
Investor Shares | BIAQX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Emerging Markets Select Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$132	1.25%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its regulatory benchmark, the MSCI Emerging Markets Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection drove the Fund’s underperformance while geographic allocation contributed slightly. Geographically, the biggest contributions were the Fund’s overweight allocations to two small markets, Hungary and Peru. This was partially offset by the negative impact of an overweight allocation to India. Stock selection was weakest within China, particularly in the Consumer Discretionary and Information Technology sectors.
POSITIONING
The Fund’s sub-advisers reacted differently to the opportunity set presented to them. Pzena trimmed Financials exposure as those holdings appreciated toward target prices and they continued to increase exposure to Korea and Hong Kong. Wellington increased exposure to China and Hong Kong while rotating capital out of Korea and India.
The Fund’s biggest geographic overweight is Singapore, while its biggest underweight is Africa and the Middle East. The Fund’s China and Hong Kong benchmark relative weight changed from a 1.74% overweight to a 0.48% underweight. The Fund’s biggest sector overweight was Consumer Discretionary while the biggest underweight was Materials.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Co., Ltd.
↑	Tencent Holdings Ltd
↑	Alibaba Group Holding Limited
↑	KB Financial Group Inc.
↑	WH Group Ltd. (HK)

Top Detractors
↓	Samsung Electronics Co., Ltd.
↓	Meituan Class B
↓	Sasol Limited
↓	Proya Cosmetics Co., Ltd. Class A
↓	Natura Cosmeticos SA
Brown Advisory Emerging Markets Select Fund	PAGE 1	TSR-AR-115233645

PERFORMANCE
The Fund posted positive returns for the period. Chinese equities rebounded in late 2024 on improved sentiment around fiscal and monetary support. In early 2025, broad emerging markets gained modestly, supported by optimism in China, Korea, and Brazil and a rally in Eastern Europe amid renewed hopes for a Ukraine-Russia resolution.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	11.57	8.81	4.12
MSCI Emerging Markets Index	15.29	6.81	4.81
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$664,911,235
Number of Holdings	105
Net Advisory Fee	$5,694,560
Portfolio Turnover	59%
Visit https://www.brownadvisory.com/mf/funds/emerging-markets-select-fund for recent performance information.
Brown Advisory Emerging Markets Select Fund	PAGE 2	TSR-AR-115233645

WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Financials	25.8%
Information Technology	22.0%
Consumer Discretionary	16.5%
Communication Services	8.4%
Consumer Staples	5.6%
Industrials	4.7%
Real Estate	4.7%
Materials	3.5%
Utilities	2.6%
Cash & Other	6.2%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co. Ltd.	4.5%
Alibaba Group Holding Ltd.	3.6%
HDFC Bank Ltd.	2.5%
iShares MSCI All Country Asia ex Japan Exchange Traded Fund	2.2%
First American Government Obligations Fund	1.8%
KB Financial Group, Inc.	1.8%
ICICI Bank Ltd.	1.7%
SK Hynix, Inc.	1.6%

Top 10 Countries	(%)
China	29.1%
India	19.2%
Taiwan	14.5%
South Korea	12.1%
United States	5.9%
Brazil	5.7%
Singapore	4.4%
Thailand	2.5%
Indonesia	2.4%
Hungary	1.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Emerging Markets Select Fund	PAGE 3	TSR-AR-115233645

Brown Advisory Emerging Markets Select Fund
Advisor Shares | BAQAX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Emerging Markets Select Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$158	1.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its regulatory benchmark, the MSCI Emerging Markets Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection drove the Fund’s underperformance while geographic allocation contributed slightly. Geographically, the biggest contributions were the Fund’s overweight allocations to two small markets, Hungary and Peru. This was partially offset by the negative impact of an overweight allocation to India. Stock selection was weakest within China, particularly in the Consumer Discretionary and Information Technology sectors.
POSITIONING
The Fund’s sub-advisers reacted differently to the opportunity set presented to them. Pzena trimmed Financials exposure as those holdings appreciated toward target prices and they continued to increase exposure to Korea and Hong Kong. Wellington increased exposure to China and Hong Kong while rotating capital out of Korea and India.
The Fund’s biggest geographic overweight is Singapore, while its biggest underweight is Africa and the Middle East. The Fund’s China and Hong Kong benchmark relative weight changed from a 1.74% overweight to a 0.48% underweight. The Fund’s biggest sector overweight was Consumer Discretionary while the biggest underweight was Materials.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Co., Ltd.
↑	Tencent Holdings Ltd
↑	Alibaba Group Holding Limited
↑	KB Financial Group Inc.
↑	WH Group Ltd. (HK)

Top Detractors
↓	Samsung Electronics Co., Ltd.
↓	Meituan Class B
↓	Sasol Limited
↓	Proya Cosmetics Co., Ltd. Class A
↓	Natura Cosmeticos SA
Brown Advisory Emerging Markets Select Fund	PAGE 1	TSR-AR-115233637

PERFORMANCE
The Fund posted positive returns for the period. Chinese equities rebounded in late 2024 on improved sentiment around fiscal and monetary support. In early 2025, broad emerging markets gained modestly, supported by optimism in China, Korea, and Brazil and a rally in Eastern Europe amid renewed hopes for a Ukraine-Russia resolution.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	11.32	8.55	3.86
MSCI Emerging Markets Index	15.29	6.81	4.81
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$664,911,235
Number of Holdings	105
Net Advisory Fee	$5,694,560
Portfolio Turnover	59%
Visit https://www.brownadvisory.com/mf/funds/emerging-markets-select-fund for recent performance information.
Brown Advisory Emerging Markets Select Fund	PAGE 2	TSR-AR-115233637

WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Financials	25.8%
Information Technology	22.0%
Consumer Discretionary	16.5%
Communication Services	8.4%
Consumer Staples	5.6%
Industrials	4.7%
Real Estate	4.7%
Materials	3.5%
Utilities	2.6%
Cash & Other	6.2%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co. Ltd.	4.5%
Alibaba Group Holding Ltd.	3.6%
HDFC Bank Ltd.	2.5%
iShares MSCI All Country Asia ex Japan Exchange Traded Fund	2.2%
First American Government Obligations Fund	1.8%
KB Financial Group, Inc.	1.8%
ICICI Bank Ltd.	1.7%
SK Hynix, Inc.	1.6%

Top 10 Countries	(%)
China	29.1%
India	19.2%
Taiwan	14.5%
South Korea	12.1%
United States	5.9%
Brazil	5.7%
Singapore	4.4%
Thailand	2.5%
Indonesia	2.4%
Hungary	1.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Emerging Markets Select Fund	PAGE 3	TSR-AR-115233637

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has not designated an audit committee financial expert. The Registrant has determined that it will retain the services of an independent third party to assist it if circumstances arise that require specific investment company auditing expertise.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2025	FYE 6/30/2024
(a) Audit Fees	$20,900	$20,475
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,050	$3,000
(d) All Other Fees	N/A	N/A

(e) (1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including services provided to any entity affiliated with the Registrant.

(2) The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2025	FYE 6/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two fiscal years.

Non-Audit Related Fees	FYE 6/30/2025	FYE 6/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a-b)

BROWN ADVISORY EMERGING MARKETS SELECT FUND
Core Financial Statements
June 30, 2025

BROWN ADVISORY EMERGING MARKETS SELECT FUND
Schedule of Investments
June 30, 2025

	Shares	Value
COMMON STOCKS - 93.8%
Brazil - 3.4%
Ambev SA	2,282,400	$5,583,018
Banco do Brasil SA	741,500	3,025,723
Natura & Co. Holding SA(a)	2,197,800	4,469,951
Neoenergia SA	1,075,200	5,054,317
Vale SA	465,900	4,519,138
		22,652,147
China - 29.1%
AIA Group Ltd	1,158,059	10,490,212
Alibaba Group Holding Ltd.	1,694,879	23,992,622
ANTA Sports Products Ltd.	477,546	5,778,203
Baidu, Inc. - ADR(a)	8,203	703,489
Baidu, Inc. - Class A(a)	483,250	5,178,958
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. - Class A	1,665,100	2,494,758
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. - Class A	802,500	1,202,356
BYD Co. Ltd. - Class A	124,581	5,774,769
China Merchants Bank Co. Ltd. - Class H	900,500	6,316,973
China Overseas Land & Investment Ltd.	4,116,746	7,176,290
China Pacific Insurance Group Co. Ltd. - Class H	1,553,988	5,346,290
Fuyao Glass Industry Group Co. Ltd. - Class A	597,650	4,754,163
Fuyao Glass Industry Group Co. Ltd. - Class A	31,600	251,370
Galaxy Entertainment Group Ltd	1,434,000	6,392,198
Haier Smart Home Co. Ltd. - Class H	2,125,400	6,107,553
Kanzhun Ltd.(a)	402,199	3,608,445
KE Holdings, Inc. - Class A	905,281	5,402,644
Meituan - Class B(a)	431,454	6,940,387
NAURA Technology Group Co. Ltd. - Class A	50,885	3,142,765
People’s Insurance Co. Group of China Ltd. - Class H	618,000	471,720
Ping An Insurance Group Co. of China Ltd. - Class A	133,500	1,034,516
Ping An Insurance Group Co. of China Ltd. - Class H	438,000	2,795,894
Tencent Holdings Ltd	540,279	34,813,209
Trip.com Group Ltd	77,968	4,566,160
Weichai Power Co. Ltd. - Class H	3,663,000	7,457,936
WH Group Ltd	8,445,500	8,139,706
Yue Yuen Industrial Holdings Ltd	1,101,500	1,689,796
Yum China Holdings, Inc	116,135	5,215,000
Zhejiang Longsheng Group Co. Ltd. - Class A	1,813,900	2,572,322
Zhongsheng Group Holdings Ltd.	1,794,500	2,775,564

	Shares	Value
Zijin Mining Group Co. Ltd. - Class H	1,928,641	$4,960,102
ZTO Express Cayman, Inc. - ADR	243,134	4,315,628
ZTO Express Cayman, Inc	72,950	1,291,589
		193,153,587
Hungary - 1.4%
OTP Bank Nyrt	66,487	5,314,313
Richter Gedeon Nyrt	134,564	3,966,459
		9,280,772
India - 19.2%
Amber Enterprises India Ltd.(a)	47,881	3,781,259
Apollo Hospitals Enterprise Ltd.	41,489	3,504,876
Ashok Leyland Ltd.	1,072,635	3,139,823
Axis Bank Ltd.	360,930	5,047,989
Bajaj Auto Ltd.	33,506	3,272,719
Bajaj Finance Ltd.	544,450	5,946,131
Bajaj Finserv Ltd.	255,491	6,125,075
Bharti Airtel Ltd.	321,519	7,537,714
DLF Ltd.	583,907	5,708,225
Five-Star Business Finance Ltd.(a)	361,904	3,259,806
Godrej Consumer Products Ltd.	243,287	3,343,373
HDFC Bank Ltd.	712,195	16,626,522
ICICI Bank Ltd.	650,577	10,994,584
Indraprastha Gas Ltd.	1,316,612	3,343,069
JSW Energy Ltd.	376,880	2,295,834
Jubilant Foodworks Ltd.	369,040	3,020,469
Larsen & Toubro Ltd.	118,366	5,066,208
Macrotech Developers Ltd.	447,788	7,239,700
Mahindra & Mahindra Ltd.	166,068	6,163,985
Oberoi Realty Ltd.	235,010	5,225,243
SBI Life Insurance Co. Ltd.	250,567	5,371,298
Tech Mahindra Ltd.	174,082	3,425,715
UPL Ltd.	586,842	4,526,730
Varun Beverages Ltd.	743,745	3,968,662
		127,935,009
Indonesia - 2.4%
Bank Central Asia Tbk PT	13,093,426	6,999,060
Bank Negara Indonesia Persero Tbk PT	14,555,651	3,694,275
Bank Rakyat Indonesia Persero Tbk PT	22,136,300	5,103,754
		15,797,089
Kazakhstan - 0.6%
Kaspi.KZ JSC - ADR	46,349	3,934,567
Russia - 0.0%(b)
Sberbank of Russia PJSC - ADR(a)(c)(d)	184,769	1,848
Saudi Arabia - 0.6%
Saudi Arabian Oil Co.	565,302	3,665,373

The accompanying notes are an integral part of these financial statements.

1

BROWN ADVISORY EMERGING MARKETS SELECT FUND
Schedule of Investments
June 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Singapore - 4.4%
DBS Group Holdings Ltd	206,489	$7,289,506
Grab Holdings Ltd. - Class A(a)	1,341,063	6,745,547
Oversea-Chinese Banking Corp. Ltd.	406,396	5,211,344
United Overseas Bank Ltd.	166,317	4,707,389
Wilmar International Ltd.	2,439,208	5,505,974
		29,459,760
South Korea - 12.1%
DB Insurance Co. Ltd.	45,121	4,117,408
Hankook Tire & Technology Co. Ltd.	178,507	5,244,377
Hyundai Mobis Co. Ltd.	30,601	6,491,947
Hyundai Motor Co.	46,301	6,952,440
KB Financial Group, Inc.	145,201	11,932,077
Samsung Electronics Co. Ltd.	669,598	29,610,709
Shinhan Financial Group Co. Ltd.	130,200	5,902,859
SK Hynix, Inc.	48,692	10,492,231
		80,744,048
Taiwan - 14.5%
Airtac International Group	115,838	3,448,854
Compal Electronics, Inc.	1,817,140	1,807,410
Delta Electronics, Inc.	364,023	5,151,272
Hon Hai Precision Industry Co. Ltd.	998,000	5,506,302
Nien Made Enterprise Co. Ltd.	33,000	460,055
Realtek Semiconductor Corp.	225,722	4,383,746
Taiwan Semiconductor Manufacturing Co. Ltd.	2,073,023	75,809,112
		96,566,751
Thailand - 2.5%
Bangkok Bank PCL - NVDR	530,300	2,269,072
Bangkok Bank PCL	511,600	2,211,091
Indorama Ventures PCL - NVDR	4,102,000	2,563,910
SCB X PCL	1,429,700	5,116,443
True Corp. PCL - NVDR(a)	12,005,854	4,106,128
		16,266,644
Turkey - 0.5%
Akbank TAS	1,825,167	3,127,846
United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	380,161	1,395,391
United States - 1.9%
Cognizant Technology Solutions Corp. - Class A	93,145	7,268,104
Credicorp Ltd.	24,921	5,570,342
		12,838,446
Vietnam - 1.0%
Vietnam Dairy Products JSC	2,947,290	6,544,393
TOTAL COMMON STOCKS (Cost $478,695,978)		623,363,671

	Shares	Value
PREFERRED STOCKS - 2.3%
Brazil - 2.3%
Cia Energetica de Minas Gerais	3,201,443	$6,393,340
Itau Unibanco Holding SA	718,630	4,876,754
Petroleo Brasileiro SA	686,500	3,963,760
TOTAL PREFERRED STOCKS (Cost $11,328,323)		15,233,854
EXCHANGE TRADED FUNDS - 2.2%
iShares MSCI All Country Asia ex Japan Exchange Traded Fund	174,784	14,440,654
TOTAL EXCHANGE TRADED FUNDS (Cost $14,341,501)		14,440,654
SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
First American Government Obligations Fund - Class Z, 4.21%(e)	12,251,061	12,251,061
TOTAL SHORT-TERM INVESTMENTS (Cost $12,251,061)		12,251,061
TOTAL INVESTMENTS – 100.1% (Cost $516,616,863)		$665,289,240
Liabilities in Excess of Other Assets - (0.1)%		(378,005)
TOTAL NET ASSETS - 100.0%		$664,911,235

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
JSC - Public Joint Stock Company
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Security is being fair valued, using significant unobservable inputs (Level 3), in accordance with the policies and procedures adopted by the Fund. These securities represented $1,848 or 0.0% of net assets as of June 30, 2025.

(d)
Restricted security as to resale. As of the date of this report, the Fund held restricted securities with a fair value of $1,848 or 0.0% of net assets. Security was acquired from December 2021 to February 2022 at an acquisition cost of $2,890,347.

(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

2

BROWN ADVISORY EMERGING MARKETS SELECT FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025

ASSETS
Investments:
Total investments, at cost	$516,616,863
Net unrealized appreciation (depreciation)	148,672,377
Total investments, at value	665,289,240
Foreign currency (Cost $4,308,867)	4,301,450
Receivables:
Investments sold	16,526,871
Fund shares sold	35,744
Interest and dividends	3,612,011
Foreign tax reclaims	42,363
Prepaid expenses and other assets	47,727
Total assets	689,855,406
LIABILITIES
Payables:
Investments purchased	17,058,200
Fund shares redeemed	2,782,226
Accrued Liabilities:
Non-U.S. Deferred tax	4,442,208
Investment advisory fees	487,243
Service fees	618
Administration, accounting and transfer agent fees	28,773
Business management fees	27,069
Trustee fees	4,101
Distribution fees	51
Professional fees	29,924
Custodian fees	75,777
Other liabilities	7,981
Total liabilities	24,944,171
NET ASSETS	$664,911,235
COMPONENTS OF NET ASSETS
Paid-in capital	$582,126,609
Total distributable earnings (loss)	82,784,626
Net assets	$664,911,235
COMPUTATION OF NET ASSET VALUE
Institutional Shares:
Net assets	$659,819,891
Shares outstanding (unlimited shares authorized)	51,591,447
Net asset value per share	$12.79
Investor Shares:
Net assets	$4,836,558
Shares outstanding (unlimited shares authorized)	378,701
Net asset value per share	$12.77

The accompanying notes are an integral part of these financial statements.

3

BROWN ADVISORY EMERGING MARKETS SELECT FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025(Continued)

Advisor Shares:
Net assets	$254,786
Shares outstanding (unlimited shares authorized)	19,912
Net asset value per share	$12.80

The accompanying notes are an integral part of these financial statements.

4

BROWN ADVISORY EMERGING MARKETS SELECT FUND
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2025

INVESTMENT INCOME
Dividend income	$20,417,401
Less: foreign taxes withheld	(1,982,682)
Interest Income	594,755
Total investment income	19,029,474
EXPENSES
Investment advisory fees	5,694,560
Business management fees	316,365
Custodian fees	505,971
Administration, accounting and transfer agent fees	164,539
Registration fees	54,327
Miscellaneous expenses	119,279
Service fees - Investor Shares (Note 3)	6,583
Professional fees	51,021
Trustee fees	29,699
Distribution fees - Advisor Shares (Note 3)	574
Service fees - Advisor Shares (Note 3)	344
Insurance fees	7,264
Interest expense on line of credit (Note 6)	2,837
Total expenses	6,953,363
Net investment income (loss)	12,076,111
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	20,990,186
Less: foreign capital gains taxes paid	(3,093,310)
Foreign currency translations	(262,665)
Net realized gain (loss)	17,634,211
Net change in unrealized appreciation (depreciation) on:
Investments	38,690,130
Non-U.S. deferred tax on unrealized appreciation	1,214,853
Foreign currency translations	100,203
Net change in unrealized appreciation (depreciation)	40,005,186
Net realized and unrealized gain (loss)	57,639,397
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$69,715,508

The accompanying notes are an integral part of these financial statements.

5

Brown Advisory Emerging Markets Select Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Fiscal Year Ended June 30,
	2025	2024
OPERATIONS
Net investment income (loss)	$12,076,111	$10,388,673
Net realized gain (loss)	17,634,211	1,881,851
Net change in unrealized appreciation (depreciation)	40,005,186	51,942,385
Increase (decrease) in net assets from operations	69,715,508	64,212,909
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(11,936,670)	(9,908,444)
Investor Shares	(91,912)	(42,165)
Advisor Shares	(3,598)	(2,868)
Total distributions from earnings	(12,032,180)	(9,953,477)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	118,192,433	103,628,440
Investor Shares	2,268,655	2,038,116
Advisor Shares	42,820	41,245
Reinvestment of distributions:
Institutional Shares	2,679,950	2,327,569
Investor Shares	89,778	41,242
Advisor Shares	3,597	2,868
Redemption of shares:
Institutional Shares	(140,615,689)	(75,126,322)
Investor Shares	(1,096,032)	(1,165,890)
Advisor Shares	(37,335)	(57,975)
Redemption fees:
Institutional Shares	—	168
Investor Shares	—	1
Advisor Shares	—	—
Increase (decrease) from capital share transactions	(18,471,823)	31,729,462
Increase (decrease) in net assets	39,211,505	85,988,894
NET ASSETS
Beginning of period	625,699,730	539,710,836
End of period	$664,911,235	$625,699,730
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	9,795,447	9,490,076
Investor Shares	188,339	192,775
Advisor Shares	3,520	3,726
Reinvestment of distributions:
Institutional Shares	230,039	220,623
Investor Shares	7,713	3,909
Advisor Shares	308	271
Redemption of shares:
Institutional Shares	(11,750,202)	(6,971,087)
Investor Shares	(93,552)	(111,247)
Advisor Shares	(3,169)	(5,362)
Increase (decrease) in shares outstanding	(1,621,557)	2,823,684

The accompanying notes are an integral part of these financial statements.

6

FINANCIAL HIGHLIGHTS

			From Investment Operations(a)			Distributions to Shareholders From						Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
Brown Advisory Emerging Markets Select Fund
Institutional Shares*
07/01/24	06/30/25	$11.67	0.23	1.12	1.35	(0.23)	—	(0.23)	$12.79	11.76%	$659,820	1.91%	1.10%	1.10%	59%
07/01/23	06/30/24	10.63	0.20	1.03	1.23	(0.19)	—	(0.19)	11.67	11.74	622,254	1.81	1.09	1.09	70
07/01/22	06/30/23	10.13	0.16	0.47	0.63	(0.13)	—	(0.13)	10.63	6.27	537,466	1.55	1.11	1.11	69
07/01/21	06/30/22	12.57	0.14	(2.50)	(2.36)	(0.08)	—	(0.08)	10.13	(18.87)	504,216	1.25	1.10	1.10	70
07/01/20	06/30/21	8.86	0.09	3.69	3.78	(0.07)	—	(0.07)	12.57	42.71	529,908	0.78	1.12	1.12	61
Investor Shares*
07/01/24	06/30/25	11.66	0.21	1.12	1.33	(0.22)	—	(0.22)	12.77	11.57	4,837	1.76	1.25	1.25	59
07/01/23	06/30/24	10.62	0.18	1.03	1.21	(0.17)	—	(0.17)	11.66	11.60	3,220	1.66	1.24	1.24	70
07/01/22	06/30/23	10.13	0.14	0.46	0.60	(0.11)	—	(0.11)	10.62	6.01	2,025	1.40	1.26	1.26	69
07/01/21	06/30/22	12.56	0.13	(2.50)	(2.37)	(0.06)	—	(0.06)	10.13	(18.93)	4,368	1.10	1.25	1.25	70
07/01/20	06/30/21	8.85	0.07	3.69	3.76	(0.05)	—	(0.05)	12.56	42.56	5,908	0.63	1.27	1.27	61
Advisor Shares*
07/01/24	06/30/25	$11.69	0.18	1.12	1.30	(0.19)	—	(0.19)	12.80	11.32	255	1.51	1.50	1.50	59
07/01/23	06/30/24	10.65	0.15	1.04	1.19	(0.15)	—	(0.15)	11.69	11.32	225	1.41	1.49	1.49	70
07/01/22	06/30/23	10.16	0.12	0.46	0.58	(0.09)	—	(0.09)	10.65	5.76	220	1.15	1.51	1.51	69
07/01/21	06/30/22	12.60	0.10	(2.50)	(2.40)	(0.04)	—	(0.04)	10.16	(19.11)	27	0.85	1.50	1.50	70
07/01/20	06/30/21	8.87	0.04	3.70	3.74	(0.01)	—	(0.01)	12.60	42.17	24	0.38	1.52	1.52	61

*	Redemption fees of less than $0.005/share are not presented and are included in net realized & unrealized gains (losses) from investment operations.
(a)	Calculated based on average shares outstanding during the fiscal period.
(b)
Annualized for periods less than one year. Ratios include only income and expenses of the funds themselves, as presented in the Statement of Operations, and do not include any additional or pro rata amounts of income or expenses from the ownership of any other investment companies (as applicable).

(c)	Not annualized for periods less than one year. Portfolio turnover rates are calculated at the fund level (not by individual share class).
(d)	Reflects the expense ratio excluding any expense waivers or expense recoupments.
The accompanying notes are an integral part of these financial statements.

7

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025
NOTE 1. ORGANIZATION
Brown Advisory Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-ended management investment company. Brown Advisory Emerging Markets Select Fund (the “Fund”) is a series of shares offered by the Trust. The Fund seeks to achieve total return by investing principally in equity securities issued by companies established or operating in emerging markets. The Fund offers Institutional Shares, Investor Shares, and Advisor Shares. The inception date of each class of shares of the Fund was December 12, 2012.
NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is an investment company and follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies, which is part of U.S. GAAP.
A. Security Valuation – The Fund has adopted pricing and valuation procedures pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the Adviser serves as the Fund’s Valuation Designee. The Valuation Designee performs all fair value determinations along with all other responsibilities in accordance with Rule 2a-5. As Valuation Designee, the Adviser is authorized to make all necessary determinations of fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from independent pricing services are inaccurate or unreliable.
The Fund has adopted US GAAP fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Domestic Equity Securities – Domestic equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Such domestic equity securities are typically categorized as Level 1 securities. Investments in other domestic open-ended mutual funds are valued at their reported Net Asset Value (“NAV”) and are typically categorized as Level 1 securities. Investments in Exchange Traded Funds (“ETFs”) and Closed-End Funds are valued at their last reported sale price and are typically categorized as Level 1 securities.
Foreign Equity Securities – For foreign equity securities that are traded on foreign exchanges, the Fund has selected ICE Data Services (“ICE”) to provide pricing data. The use of ICE’s pricing services with respect to these foreign exchange traded securities is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Fund that are traded on those foreign exchanges. The Fund utilizes a confidence interval when determining whether to utilize these prices provided by ICE. The confidence interval is a measure of the relationship that each foreign exchange traded security has to movements in various indices and the price

8

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)
of the foreign exchange traded security’s corresponding American Depositary Receipt, if one exists. ICE provides a confidence interval for each foreign exchange traded security for which it provides a price. If the confidence interval provided by ICE is equal to or greater than a predefined level utilized by the Fund, the Fund will value that foreign exchange traded security at that price. If the confidence interval provided by ICE is less than the predefined level utilized by the Fund, the Fund will value that foreign exchange traded security at the preceding closing price on its respective foreign exchange, or, if there were no transactions on the preceding day, at the mean between the bid and the asked prices. Such foreign securities are typically categorized as Level 2 securities. Foreign securities for which the local market closing prices are utilized are typically categorized as Level 1 securities.
Forward Foreign Currency Contracts – Forward foreign currency contracts are valued at the prevailing forward exchange rates of the underlying currencies and are categorized as Level 2 securities.
Securities for which quotations are not readily available, or for which quotations are deemed to be inaccurate or unreliable, are valued at their respective fair values as determined in good faith under guidelines and procedures adopted by the Board of Trustees. These are generally considered Level 3 securities when significant unobservable inputs are utilized in the determination of the fair value. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the guidelines and procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the date of this report, the Fund held Level 3 securities for which significant and unobservable inputs or assumptions were used in the determination of fair value. The total value of such securities held as of the date of this report was $1,848 or 0.0% of the Fund’s net assets. The following is a summary of inputs used to value the Fund’s investments as of June 30, 2025:
Emerging Markets Select Fund*

	Level 1	Level 2	Level 3
Common Stocks:
Brazil	$22,652,147	$—	$—
China	5,019,117	188,134,470	—
Hungary	3,966,459	5,314,313	—
India	—	127,935,009	—
Indonesia	—	15,797,089	—
Kazakhstan	3,934,567	—	—
Russia	—	—	1,848
Saudi Arabia	—	3,665,373	—
Singapore	6,745,547	22,714,213	—
South Korea	—	80,744,048	—
Taiwan	—	96,566,751	—
Thailand	—	16,266,644	—
Turkey	—	3,127,846	—
United Arab Emirates	—	1,395,391
United States	12,838,446	—	—
Vietnam	6,544,393	—	—
Preferred Stocks	15,233,854	—	—
Exchange Traded Funds	14,440,654	—	—
Short-Term Investments	12,251,061	—	—
Total Investments	$103,626,245	$561,661,147	$1,848

*	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

9

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)
B. Securities Transactions and Investment Income – Investment securities transactions are accounted for on trade date. Discounts/premiums on debt securities purchased are accreted/amortized to contractual maturity, estimated maturity, or next call date, as applicable. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Identified cost of investments sold is used to determine the gain and loss for both financial statement and Federal income tax purposes. Distributions deemed to be a return of capital are recorded as a reduction of the cost of the related investments or as realized capital gains when there is no remaining cost basis on the investments.
The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are recognized by the Fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain (loss) on securities in the Statement of Operations. To the extent that the Fund may have country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability recognized by the Fund is included on the Statement of Assets and Liabilities as Non-U.S. deferred tax.
C. Expenses and Share Class Allocations – Expenses attributable to more than one fund of the Trust are allocated to the respective funds on the basis of relative net assets or other appropriate methods. Expenses directly attributable to a specific fund in the Trust are allocated to that fund. Each share class has equal rights to earnings and assets except that each share class bears different shareholder servicing and/or Rule 12b-1 distribution expenses. Each share class has exclusive voting rights with respect to matters that affect just that share class. Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized capital gains or losses on investments are allocated to each share class on the basis of relative net assets.
D. Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. Dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized and unrealized gain or loss from investments in forward foreign currency contracts, if any, are presented separately from realized and unrealized gain or loss from investments in the financial statements.
E. Options – The Fund may invest in options. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchase by a Fund. A Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.
When a Fund purchases an option, an amount equal to the premium paid by a Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non- income producing securities. The Fund did not purchase, sell, or write any options during the year ended June 30, 2025.
F. Distributions to Shareholders – The Fund declares and pays net investment income, if any, at least annually. Distributions to shareholders of net capital gains, if any, are declared and paid at least annually. Distributions are

10

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)
recorded on the ex-dividend date. If the Fund is involved in a reorganization in which it acquires, or is being acquired by another fund, an additional distribution of net investment income and/or capital gains may be made prior to such reorganization.
G. Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.
H. Federal Taxes – The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund recognizes tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.
The Fund has analyzed its tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain income tax positions taken on returns filed for open tax years (2022-2024) as of June 30, 2025 or are expected to be taken in the Fund’s 2025 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware State; however, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next year.
I. Redemption Fees – A shareholder who redeems or exchanges shares of the Fund within fourteen days of purchase will incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain exceptions. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time.
J. Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
K. Segment Reporting – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

11

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)
NOTE 3. AFFILIATED PARTY TRANSACTIONS
Investment Adviser – Brown Advisory LLC serves as Investment Adviser (“the Adviser”) to the Fund. Pursuant to investment advisory agreements, the Adviser receives a management fee, accrued daily and payable monthly, from each Fund at an annual rate of the Fund’s average daily net assets as follows:

Fund	Annual Fee
Emerging Markets Select[1,2]	0.90%

[1]	Wellington Management Company LLP (“Wellington”) serves as sub-adviser to the Fund and makes investment decisions onits behalf. Wellington is compensated for its services by the Adviser.
[2]	Pzena Investment Management, LLC (“Pzena”) serves as sub-adviser to the Fund and makes investment decisions on its behalf. Pzena is compensated for its services by the Adviser.
These fees are reported on the Fund’s Statement of Operations as “Investment advisory fees”.
Business Management Fees – The Adviser is also entitled to receive an annual business management fee of 0.05%, accrued daily and payable monthly, of the Fund’s average daily net assets in exchange for its management and oversight of the non-investment advisory services provided to the Fund and the Trust. These fees are reported on the Fund’s Statement of Operations as “Business management fees”.
Fee Waivers and Expense Reimbursements (Operating Expense Caps) – The Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses to limit total annual operating expenses as follows:

Fund:	Institutional Shares	Investor Shares	Advisor Shares
Emerging Markets Select	1.17%	1.32%	1.57%

During the year ended June 30, 2025, the Adviser did not waive any expenses in the Fund. The Adviser may recoup any waived amounts from the Fund if such reimbursement does not cause the Fund to exceed its existing expense limitations or the limitation in place at the time the reduction was originally made and the amount recouped is made within three years after the date on which the Adviser waived the expense. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any recoupment of previously waived fees and/or expenses. As of the date of this report, there are no previously waived expense amounts that the Adviser may recoup.
Distribution – ALPS Distributors, Inc. (the “Distributor”) serves as principal underwriter for shares of the Fund and acts as the Fund’s Distributor in a continuous public offering of the Fund’s shares.
Rule 12b-1 Distribution Fees – Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act (“Distribution Plan”), the Fund pays ALPS Distributors, Inc. (the “Distributor”), or any other entity as authorized by the Board, as compensation for the distribution-related and/or shareholder services provided by such entities an aggregate fee equal to 0.25% of the average daily net assets of Advisor Shares for the Fund. The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to financial intermediaries or other persons, including the Adviser, for any distribution or service activity. These fees are reported in the Fund’s Statement of Operations as “Distribution fees – Advisor Shares”.
Shareholder Servicing Fees – The Trust has also adopted a Shareholder Service Plan under which the Fund may pay a fee of up to 0.15% of the average daily net assets of the Fund’s Investor and Advisor Shares for shareholder services provided to the Funds by financial institutions, including the Adviser. The Adviser serves as the shareholder servicing agent of the Funds. These fees are reported in the Fund’s Statement of Operations as “Service fees – Investor Shares” and “Service fees – Advisor Shares”.
Other Service Providers – U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (“Administrator”), and in that capacity, performs various administrative services for the Fund. Fund Services also serves as the Fund’s fund accountant and transfer agent. Certain officers of the Trust are employees of Fund Services and the Fund’s custodian, U.S. Bank, N.A., is an affiliate of the Administrator. Fees paid to Fund Services and U.S. Bank, N.A. for its service can be found in the Statement of Operations as “Administration, accounting and transfer agent fees”

12

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)
and “Custodian fees”, respectively. Additional amounts for miscellaneous expenses may be paid by the Fund to Fund Services and included in “Miscellaneous expenses” in the Statement of Operations.
Rule 17a-7 Transactions – The Fund is permitted to purchase and sell securities to certain affiliated parties under specified conditions outlined in procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940Act. Pursuant to these procedures, during the year ended June 30, 2025, the Fund engaged in such securities sales of $256,430, resulting in realized loss of $(46,486). These transactions are included in the purchases and sales table in Note 4.
NOTE 4. PURCHASES AND SALES OF SECURITIES
The cost of purchases and the proceeds from sales of investments (including maturities), other than short-term investments, for the year ended June 30, 2025 were as follows:

Fund	Purchases	Sales
Emerging Markets Select	$363,303,874	$385,744,868

NOTE 5. FEDERAL INCOME TAX AND DISTRIBUTION INFORMATION
At June 30, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Emerging Markets Select Fund
Cost of investments	$528,071,379
Unrealized appreciation	175,632,011
Unrealized depreciation	(38,414,150)
Net unrealized app (dep)	137,217,861
Undistributed income	9,238,559
Undistributed capital gains	—
Total undistributed earnings	9,238,559
Other accumulated gains (losses)	(63,671,794)
Total distributable earnings (losses)	$82,784,626

At June 30, 2025 the differences between tax basis and book basis amounts were primarily due to wash sale loss deferrals.
At June 30, 2025, the following capital loss carryforwards and tax deferrals were available and outstanding, respectively:

	Capital Loss Carryforwards			Tax Deferrals
Fund	Short-Term	Long-Term	Total	Post-October Capital Losses	Post-December Ordinary Losses
Emerging Markets Select	$(41,366,396)	$(13,217,204)	$(54,583,600)	$—	$—

During the year ended June 30, 2025, the Fund utilized $18,258,967 of capital loss carryforwards.
Distributions during the fiscal periods ended as noted were characterized for tax purposes as follows:

	Ordinary Income		Long-Term Capital Gain^
Fund	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Emerging Markets Select	$12,032,180	$9,953,477	$—	$—

U.S GAAP requires that certain components of net assets (presented on the Statement of Assets and Liabilities) be reclassified for permanent differences between financial reporting and tax reporting. These reclassifications are primarily the result of net operating losses, investments in real estate investment trusts, foreign currency transactions,

13

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025(Continued)
distribution reclassifications, equalization, and income adjustments to asset-backed security transactions. These reclassifications have no impact on the net assets of the Fund or the Fund’s NAV’s. For the year ended June 30, 2025, there were no reclassifications between paid-in capital and distributable earnings (loss).
NOTE 6. LINE OF CREDIT
As of June 30, 2025, the Trust has a secured line of credit of up to $200,000,000 with U.S. Bank, N.A. The interest rate on the line of credit as of the date of this report was 7.50% (prime rate). The following table shows the details of the Fund’s borrowing activity during year ended June 30, 2025.

Fund	Maximum Outstanding Balance	Average Daily Balance	Total Interest Expense Incurred	Average Annual Interest Rate
Emerging Markets Select	$ 7,537,000	$34,975	$2,837	8.00%

NOTE 7. SUBSEQUENT EVENTS
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition through the date the financial statements were issued. No material events or transactions occurred subsequent to June 30, 2025 that would require recognition or disclosure in these financial statements.
NOTE 8. REMEDIATION PLAN
Subsequent to period end, the Emerging Markets Select Fund (“the Fund”) determined that the non-U.S. deferred tax liability included in the calculation of the net asset values per share (“NAV”) upon which the shareholders transacted had not been properly accounted for during the period of this report (“overstatement period”). As a result, the Fund’s NAVs have been corrected during certain days of the overstatement period.
The Fund’s investment adviser, Brown Advisory LLC (the “Adviser”), along with the Fund’s other service providers, is assessing the extent to which shareholders who transacted in the Fund during the overstatement period were negatively impacted by the understatement of the Fund's non-U.S. deferred tax liability, including the Fund’s overpayment of asset-based fees to affiliates. A remediation plan is being prepared that contemplates payments to shareholders whose accounts or transactions were negatively impacted by the overstatement of the NAVs during the overstatement period. The method of determining the actual remediation payments to be paid to individual shareholders is subject to various factors that are not yet certain and information that is not yet readily available, including retrieval of beneficial owner data for Fund shares held in omnibus accounts. The Fund’s Board of Trustees (the “Board”) has directed the Adviser to proceed with the remediation plan with any remediation payments to be made directly to affected shareholders outside of the Fund. Accordingly, all shareholder remediation payments are intended to be made directly to affected shareholders and not to the Fund and therefore no provision for such remediation payments have been made in the Fund’s financial statements. No remediation payments will be made by the Fund.

14

BROWN ADVISORY FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees
Brown Advisory Funds
Baltimore, MD
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Brown Advisory Emerging Markets Select Fund (the “Fund”), a series of Brown Advisory Funds (the “Trust”), including the schedule of investments, as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor of one or more of the funds in the Trust since 2008.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
September 17, 2025

15

BROWN ADVISORY FUNDS
FEDERAL TAX STATUS OF DISTRIBUTIONS DECLARED DURING THE TAX YEAR (Unaudited)
For Federal Income Tax purposes, distributions from short-term capital gains are classified as ordinary income. The percentage of ordinary income distributions designated as qualifying for the corporate dividend received deduction (“DRD”), the individual qualified dividend rate (“QDI”), the qualifying interest income exempt from U.S. tax for foreign shareholders (“QII”) and the qualifying short-term capital gain distributions exempt from U.S. tax for foreign shareholders (“QSTCG”) is presented below:

Fund	Income Distributions Exempt from Federal Tax	QDI	DRD	QII	QSTCG
Emerging Markets Select	0.00%	42.27%	0.73%	0.00%	0.00%

16

BROWN ADVISORY FUNDS
ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
(1) A special meeting was held on December 13, 2024 to vote on the election of trustees.
(2-3):

Trustee	Elected at Meeting	Elected and Continuing after Meeting	Votes For	Votes Withheld
Darrell N. Braman	X		779,581,957	2,091,271
Margaret W. Adams		X	767,967,265	13,705,963
Michael D. Hankin		X	779,414,186	2,259,042
Henry H. Hopkins		X	768,947,235	12,725,993
Georgette D. Kiser		X	771,920,564	9,752,664
Thomas F. O’Neil III		X	769,349,047	12,324,181
Neal F. Triplett		X	757,684,236	23,988,992

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies. Trustee fees is included on the Statement of Operations for the fund.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable to any fund included in this document.

17

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Refer to the Additional Information section of the financial statements filed under Item 7 of this Form.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Refer to the Additional Information section of the financial statements filed under Item 7 of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Refer to the Additional Information section of the financial statements filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Refer to the Additional Information section of the financial statements filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures were not effective with respect to a material weakness that was detected in the design of controls over the recognition of a non-U.S. deferred tax liability. The controls failed to adequately monitor when the amount of net unrealized appreciation on certain foreign securities would trigger the need to recognize a non-U.S. deferred tax liability. The Registrant has implemented enhancements to its disclosure controls and procedures to remediate the material weakness described above. Other than as described above, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	Other than the enhancements to controls noted above that were implemented subsequent to the period covered by this report, there have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3 (d) under the Act) during the period covered by this report and subsequent to the date of their evaluation in connection with the preparation of this Form N-CSR that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Brown Advisory Funds

By (Signature and Title)*	/s/ Paul J. Chew
Paul J. Chew, Principal Executive Officer

Date	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Paul J. Chew
Paul J. Chew, Principal Executive Officer

Date	September 22, 2025

By (Signature and Title)*	/s/ Jason T. Meix
Jason T. Meix, Principal Financial Officer

Date	September 22, 2025

* Print the name and title of each signing officer under his or her signature.